DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to owners of parent	$ 61,784	$ 725,482	$ 269,724
Profit due bargain acquisition (net)	(226,757)	(207,458)
Total adjustments	(17,163)	114,679	165,942
Distributable Net Profit	73,874	810,738	435,666
Biological assets [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Unrealized gains/losses	(153,497)	(83,243)	(82,782)
Realized gains/losses	197,891	208,362	303,668
Deferred income taxes	(10,630)	(30,482)	$ (54,944)
Total Biological assets	33,764	94,637
Profit due bargain acquisition (net)	$ (21,674)	$ (9,381)